ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Advertising revenues	$ 113,000	$ 94,000	$ 249,000	$ 94,000
Accounts receivables	$ 166,000		$ 128,000	$ 55,000